Share-Based Compensation - Schedule of Activities of RSUs for the Successor (Details)	5 Months Ended
Dec. 31, 2024 $ / shares shares
Time Vesting Units [Member]
Schedule of Activities of RSUs for the Successor [Line Items]
Number of units unvested, beginning balance | shares
Weighted average grant date fair value unvested, beginning balance | $ / shares
Number of units granted | shares	950
Weighted average grant date fair value granted | $ / shares	$ 10
Number of units forfeited | shares	(123)
Weighted average grant date fair value forfeited | $ / shares	$ 10
Number of units vested | shares
Weighted average grant date fair value vested | $ / shares
Number of units unvested, ending balance | shares	827
Weighted average grant date fair value unvested, ending balance | $ / shares	$ 10
Market Vesting Units [Member]
Schedule of Activities of RSUs for the Successor [Line Items]
Number of units unvested, beginning balance | shares
Weighted average grant date fair value unvested, beginning balance | $ / shares
Number of units granted | shares	900
Weighted average grant date fair value granted | $ / shares	$ 5.35
Number of units forfeited | shares	(123)
Weighted average grant date fair value forfeited | $ / shares	$ 5.35
Number of units vested | shares
Weighted average grant date fair value vested | $ / shares
Number of units unvested, ending balance | shares	777
Weighted average grant date fair value unvested, ending balance | $ / shares	$ 5.35